Interest in Associates - Summary of Fair Values of Interests in Associates Based on Quoted Market Prices Without any Deduction for Transaction Costs (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of associates and joint ventures [line items]
Carrying amount	¥ 35,758	$ 5,201	¥ 33,233
Tower Company [member]
Disclosure of associates and joint ventures [line items]
Carrying amount	35,498
Fair value	53,792
Interest in listed associate [member]
Disclosure of associates and joint ventures [line items]
Carrying amount	35,498
Fair value	¥ 53,792